Basis of Presentation and Consolidation and Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Schedule of share-based payment award, stock options, valuation assumptions

	Year Ended December 31,
	2023	2022
Grant date fair value	$2.44	$1.01
Expected term	6.0	6.0
Expected volatility	69%	63%
Risk-free interest rate	3.70%	3.25%
Exercise price	$3.78	$1.68
Dividend yield	—	—

Schedule of changes in the provision for credit losses
The following table presents the changes in the provision for credit losses (in thousands):

	December 31,
	2023	2022
Beginning balance	$4	$41
Provision for credit losses	369	10
Write-offs, net of recoveries	(29)	(47)
Ending balance	$344	$4

Schedule of Accrued Liabilities
The components of accrued liabilities on the balance sheet as of December 31, 2023 and 2022 are as follows (in thousands):

	December 31,
	2023	2022
Accrued compensation and benefits	$2,789	$3,129
Accrued expenses	631	207
Accrued severance	189	—
Accrued litigation settlement (1)	171	429
Accrued interest	36	13
Total accrued liabilities	$3,816	$3,778
__________________
(1)In July 2022, the Company entered into a litigation settlement agreement with a vendor of Huddled Masses related to a delinquent balance from 2019 and agreed to pay a total of $0.5 million with monthly installment payments over 24 months beginning September 1, 2022.
The components of accrued liabilities on the balance sheet as of September 30, 2024 and December 31, 2023 are as follows (in thousands):

	September 30, 2024	December 31, 2023
Accrued compensation and benefits	$277	$2,789
Accrued expenses	534	631
Accrued severance	—	189
Accrued litigation settlement (1)	—	171
Accrued interest	70	36
Total accrued liabilities	$881	$3,816
__________________
(1)In July 2022, the Company entered into a litigation settlement agreement with a vendor of Huddled Masses related to a delinquent balance from 2019 and agreed to pay a total of $0.5 million with monthly installment payments over 24 months beginning September 1, 2022.
Schedule of correction of immaterial error in prior consolidated financial statements
The following tables reflect the impact of the correction of these immaterial errors (in thousands):

Consolidated Balance Sheet as of December 31, 2022	As Reported	As Revised
Accrued liabilities	$4,778	$3,778
Total current liabilities	$25,572	$24,572
Total liabilities	$53,531	$52,531
Class A Common Stock Units	$3,253	$2,900
Class A Common Stock Amount	$3	$3
Additional paid-in capital	$8,224	$2,611
Accumulated deficit	$(3,643)	$(344)
Total stockholders’ equity attributable to Direct Digital Holdings, Inc.	$4,595	$2,281
Noncontrolling interest	$—	$3,314
Total stockholders’ equity	$4,595	$5,595

Consolidated Statement of Operations for the Twelve Months Ended December 31, 2022	As Reported	As Revised
Net income attributable to non-controlling interests	$—	$3,962
Net income attributable to Direct Digital Holdings, Inc.	$4,167	$205
Basic net income per share	$0.33	$0.11
Diluted net income per share	$0.33	$0.11
Weighted-average number of shares of common stock outstanding - basic	12,638	2,848
Weighted-average number of shares of common stock outstanding - dilutive	12,638	2,891

Consolidated Statement of Changes in Stockholders' Equity as of December 31, 2022	As Reported	As Revised
Class A Common Stock Units	3,253	2,900
Class A Common Stock Amount	$3	$3
Additional Paid-in Capital	$8,224	$2,611
Accumulated Deficit	$(3,643)	$(344)
Noncontrolling Interest	$—	$3,314
Total Stockholders’ Equity	$4,595	$5,595

Consolidated Statement of Changes in Stockholders' Equity for the Twelve Months Ended December 31, 2022
Distributions to members (Accumulated Deficit)	$(3,141)	$—
Distributions to holders of LLC Units (NCI)	$—	$(3,141)
Issuance of restricted stock units	378	—
Restricted stock forfeitures units	(25)	—
Net loss prior to Organizational Transactions	$—	$(464)
Net income (Accumulated Deficit)	$4,167	$669
Net income (NCI)	$—	$3,962